S000004436 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	251 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.79%
MSCI USA Extended ESG Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.10%	12.75%	14.79%
iShares ESG Optimized MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.72%	12.47%	14.43%
Performance Inception Date					Jan. 24, 2005
iShares ESG Optimized MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.45%	12.14%	14.05%
iShares ESG Optimized MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.47%	9.90%	12.07%

[1]	The MSCI USA Extended ESG Select Index (Spliced) reflects the performance of the MSCI USA ESG Select Index through May 31, 2018 and the MSCI USA Extended ESG Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.